UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

FORM N-Q

MARCH 31, 2013

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of Investments (unaudited)	March 31, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.5%
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 2.4%
Aisin Seiki Co., Ltd.	22,000	$805,120
Continental AG	13,611	1,627,307
NHK Spring Co., Ltd.	110,400	1,148,155
Stanley Electric Co., Ltd.	38,000	655,166
Valeo SA	14,085	762,186
Yokohama Rubber Co., Ltd.	134,000	1,543,061

Total Auto Components		6,540,995

Automobiles - 3.0%
Fuji Heavy Industries Ltd.	87,000	1,371,519
Honda Motor Co., Ltd.	51,500	1,969,512
Hyundai Motor Co.	6,261	1,257,715
Toyota Motor Corp.	71,275	3,653,284

Total Automobiles		8,252,030

Hotels, Restaurants & Leisure - 0.6%
Paddy Power PLC	10,956	988,695
SJM Holdings Ltd.	224,000	559,816

Total Hotels, Restaurants & Leisure		1,548,511

Household Durables - 1.7%
Barratt Developments PLC	314,342	1,309,175	*
Electrolux AB	50,800	1,292,500
Persimmon PLC	51,248	832,417
Sekisui Chemical Co., Ltd.	119,000	1,309,651

Total Household Durables		4,743,743

Internet & Catalog Retail - 0.2%
Dena Co., Ltd.	24,700	671,716

Leisure Equipment & Products - 0.7%
Namco Bandai Holdings Inc.	65,700	1,158,570
Sega Sammy Holdings Inc.	44,300	887,083

Total Leisure Equipment & Products		2,045,653

Media - 1.3%
Axel Springer AG	12,485	541,012
British Sky Broadcasting Group PLC	47,129	632,318
Fuji Media Holdings Inc.	363	628,555
Reed Elsevier NV	64,177	1,099,476
Wolters Kluwer NV	28,806	629,017

Total Media		3,530,378

Multiline Retail - 0.2%
Canadian Tire Corp., Ltd., Class A Shares	7,800	562,896

Specialty Retail - 0.5%
Nitori Co., Ltd.	9,050	697,004
SHIMAMURA Co., Ltd.	6,900	804,823

Total Specialty Retail		1,501,827

Textiles, Apparel & Luxury Goods - 1.9%
Adidas-Salomon AG	16,228	1,683,704
Christian Dior SA	4,505	747,251
Compagnie Financiere Richemont SA, Class A Shares	13,729	1,077,436
Swatch Group AG	1,712	995,496
Yue Yuen Industrial Holdings Ltd.	220,000	718,449

Total Textiles, Apparel & Luxury Goods		5,222,336

TOTAL CONSUMER DISCRETIONARY		34,620,085

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	SHARES	VALUE
CONSUMER STAPLES - 8.7%
Beverages - 1.2%
Anheuser-Busch InBev NV	17,425	$1,725,475
Diageo PLC	56,658	1,786,347

Total Beverages		3,511,822

Food & Staples Retailing - 2.6%
Carrefour SA	52,500	1,437,131
Distribuidora Internacional de Alimentacion SA	178,898	1,237,413
Koninklijke Ahold NV	147,988	2,267,846
Metro Inc., Class A Shares	13,900	870,931
Tesco PLC	232,445	1,347,591

Total Food & Staples Retailing		7,160,912

Food Products - 3.3%
Nestle SA, Registered Shares	73,882	5,342,883
Suedzucker AG	41,320	1,745,232
Toyo Suisan Kaisha Ltd.	34,000	1,047,432
Unilever NV, CVA	25,427	1,041,529

Total Food Products		9,177,076

Personal Products - 0.3%
Kao Corp.	27,500	888,086

Tobacco - 1.3%
British American Tobacco PLC	34,129	1,829,007
Imperial Tobacco Group PLC	16,929	591,366
Japan Tobacco Inc.	34,600	1,104,510

Total Tobacco		3,524,883

TOTAL CONSUMER STAPLES		24,262,779

ENERGY - 8.0%
Energy Equipment & Services - 1.0%
Petroleum Geo-Services ASA	67,525	1,040,491
ShawCor Ltd.	22,600	958,195
TGS Nopec Geophysical Co. ASA	20,808	783,762

Total Energy Equipment & Services		2,782,448

Oil, Gas & Consumable Fuels - 7.0%
BG Group PLC	51,829	889,105
BP PLC	411,669	2,876,722
Caltex Australia Ltd.	40,831	907,614
Eni SpA	74,188	1,667,067
Idemitsu Kosan Co., Ltd.	12,400	1,076,199
Inpex Holdings Inc.	157	840,580
OMV AG	27,026	1,149,291
Royal Dutch Shell PLC, Class A Shares	82,389	2,660,326
Royal Dutch Shell PLC, Class B Shares	102,195	3,392,872
Statoil ASA	32,191	778,217
Suncor Energy Inc.	27,400	821,043
Total SA	49,359	2,363,484

Total Oil, Gas & Consumable Fuels		19,422,520

TOTAL ENERGY		22,204,968

FINANCIALS - 26.3%
Capital Markets - 1.4%
Credit Suisse Group AG, Registered Shares	42,808	1,123,299	*
Daiwa Securities Group Inc.	189,000	1,329,134
Nomura Holdings Inc.	244,400	1,505,837

Total Capital Markets		3,958,270

Commercial Banks - 12.7%
Aozora Bank Ltd.	365,000	1,027,514
Australia & New Zealand Banking Group Ltd.	55,053	1,635,295

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	SHARES	VALUE
Commercial Banks - 12.7% (continued)
Banco Bilbao Vizcaya Argentaria SA	181,671	$1,574,934
Banco Santander SA	181,194	1,217,526
Bank of Ayudhya Public Co., Ltd., NVDR	980,400	1,154,987
Barclays PLC	288,489	1,276,240
BNP Paribas SA	21,119	1,083,939
BOC Hong Kong Holdings Ltd.	252,000	842,429
Commonwealth Bank of Australia	24,762	1,753,364
DNB NOR ASA	107,200	1,572,004
HSBC Holdings PLC	356,492	3,805,243
ICICI Bank Ltd., ADR	24,300	1,042,470
Lloyds TSB Group PLC	728,992	539,323	*
Mitsubishi UFJ Financial Group Inc.	130,400	781,278
Mizuho Financial Group Inc.	551,400	1,177,367
Nordea Bank AB	106,700	1,208,379
Shinsei Bank Ltd.	342,000	781,112
Skandinaviska Enskilda Banken AB	173,823	1,745,819
Societe Generale	26,915	884,261	*
Standard Chartered PLC	82,917	2,146,209
State Bank of India, GDR	11,400	950,190
Sumitomo Mitsui Financial Group Inc.	45,300	1,847,899
Svenska Handelsbanken AB	25,289	1,080,785
Swedbank AB, Class A Shares	44,822	1,019,346
Turkiye Is Bankasi, Class C Shares	150,382	571,839
VTB Bank OJSC, GDR	288,000	906,048
Westpac Banking Corp.	51,183	1,639,176

Total Commercial Banks		35,264,976

Consumer Finance - 0.7%
ORIX Corp.	139,400	1,771,099

Diversified Financial Services - 1.2%
First Pacific Co., Ltd.	748,000	1,013,708
London Stock Exchange Group PLC	67,900	1,347,409
Pohjola Bank PLC	70,323	1,022,228

Total Diversified Financial Services		3,383,345

Insurance - 8.1%
Admiral Group PLC	58,609	1,186,192
Ageas	29,500	997,738
Allianz AG, Registered Shares	18,022	2,447,606
Aviva PLC	160,091	720,507
AXA SA	65,772	1,130,596
CNP Assurances	46,132	633,033
Dai-ichi Life Insurance Co., Ltd.	622	828,584
Gjensidige Forsikring ASA	55,411	914,069
Hannover Rueckversicherung AG	14,793	1,160,310
Legal & General Group PLC	421,734	1,106,668
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	11,983	2,241,085
PICC Property & Casualty Co., Ltd.	546,000	700,564
Prudential PLC	58,471	946,186
SCOR SE	50,201	1,441,444
Sony Financial Holdings Inc.	59,300	881,925
Standard Life PLC	235,745	1,308,514
Swiss Re AG	11,363	924,074	*
T&D Holdings Inc.	97,400	1,157,812
Tokio Marine Holdings Inc.	30,600	878,976
Zurich Insurance Group AG	3,661	1,018,894	*

Total Insurance		22,624,777

Real Estate Investment Trusts (REITs) - 0.3%
GPT Group	191,702	740,481

Real Estate Management & Development - 1.9%
China Overseas Land & Investment Ltd.	642,000	1,774,018
Sun Hung Kai Properties Ltd.	84,000	1,129,732
Tokyu Land Corp.	109,000	1,021,278

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	SHARES	VALUE
Real Estate Management & Development - 1.9% (continued)
Wheelock & Co., Ltd.	258,000	$1,382,638

Total Real Estate Management & Development		5,307,666

TOTAL FINANCIALS		73,050,614

HEALTH CARE - 10.3%
Health Care Equipment & Supplies - 0.5%
Coloplast A/S, Class B Shares	23,660	1,272,817

Health Care Providers & Services - 2.0%
Alfresa Holdings Corp.	16,300	884,825
Medipal Holdings Corp.	89,000	1,245,159
Miraca Holdings Inc.	28,600	1,370,224
Ramsay Health Care Ltd.	39,273	1,320,718
Suzuken Co., Ltd.	23,500	850,029

Total Health Care Providers & Services		5,670,955

Pharmaceuticals - 7.8%
Bayer AG, Registered Shares	33,909	3,497,731
GlaxoSmithKline PLC	98,976	2,313,736
Merck KGaA	10,500	1,584,175
Novartis AG, Registered Shares	42,799	3,040,970
Novo Nordisk A/S, Class B Shares	11,917	1,936,174
Roche Holding AG	19,490	4,537,333
Sanofi	28,383	2,884,062
Shionogi & Co., Ltd.	63,500	1,282,345
Teva Pharmaceutical Industries Ltd., ADR	18,500	734,080

Total Pharmaceuticals		21,810,606

TOTAL HEALTH CARE		28,754,378

INDUSTRIALS - 12.4%
Aerospace & Defense - 1.8%
Cobham PLC	340,309	1,256,510
European Aeronautic Defence & Space Co.	27,026	1,375,339
Finmeccanica SpA	88,895	427,313	*
Qinetiq Group PLC	338,610	1,067,075
Thales SA	17,666	747,178

Total Aerospace & Defense		4,873,415

Air Freight & Logistics - 0.4%
Deutsche Post AG	53,400	1,230,404

Airlines - 1.1%
easyJet PLC	52,920	868,420
Japan Airlines Co., Ltd.	22,600	1,052,754
WestJet Airlines Ltd.	43,100	1,079,356

Total Airlines		3,000,530

Construction & Engineering - 1.9%
China Railway Construction Corp., Class H Shares	1,062,000	1,008,295
Daelim Industrial Co.	9,438	772,786
Eiffage SA	14,563	616,217
Outotec OYJ	75,420	1,105,020
Taisei Corp.	364,000	1,009,232
Vinci SA	20,215	910,699

Total Construction & Engineering		5,422,249

Electrical Equipment - 0.0%
Legrand SA	248	10,815

Industrial Conglomerates - 1.0%
DCC PLC	35,053	1,233,403
Siemens AG, Registered Shares	13,535	1,457,908

Total Industrial Conglomerates		2,691,311

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	SHARES	VALUE
Machinery - 2.0%
Andritz AG	19,763	$1,325,941
Fiat Industrial SpA	68,640	771,639
Hino Motors Ltd.	108,000	1,165,645
Metso Corp.	28,220	1,200,609
Tata Motors Ltd., ADR	40,500	988,605

Total Machinery		5,452,439

Marine - 0.6%
AP Moller - Maersk A/S	128	999,106
Kawasaki Kisen Kaisha Ltd.	356,000	756,360

Total Marine		1,755,466

Professional Services - 0.2%
Adecco SA	12,500	684,715	*

Road & Rail - 1.1%
Central Japan Railway Co.	14,500	1,528,018
East Japan Railway Co.	20,400	1,675,169

Total Road & Rail		3,203,187

Trading Companies & Distributors - 2.3%
Ashtead Group PLC	150,596	1,342,047
Itochu Corp.	147,200	1,796,705
Marubeni Corp.	237,000	1,802,645
Sojitz Corp.	853,100	1,332,190

Total Trading Companies & Distributors		6,273,587

TOTAL INDUSTRIALS		34,598,118

INFORMATION TECHNOLOGY - 5.3%
Computers & Peripherals - 0.7%
NEC Corp.	700,000	1,859,032

Electronic Equipment, Instruments & Components - 1.7%
Hitachi Ltd.	253,000	1,467,446
Ibiden Co., Ltd.	60,700	945,304
InnoLux Display Corp.	1,962,000	1,207,284	*
Omron Corp.	48,200	1,213,512

Total Electronic Equipment, Instruments & Components		4,833,546

Internet Software & Services - 0.3%
Mail.ru Group Ltd., GDR	27,600	764,520

IT Services - 1.0%
Amadeus IT Holding SA, Class A Shares	61,699	1,666,799
Infosys Technologies Ltd., ADR	21,000	1,132,110

Total IT Services		2,798,909

Office Electronics - 0.2%
Konica Minolta Holdings Inc.	81,500	593,058

Semiconductors & Semiconductor Equipment - 0.8%
NXP Semiconductors NV	34,600	1,046,996	*
Rohm Co., Ltd.	31,200	1,078,833

Total Semiconductors & Semiconductor Equipment		2,125,829

Software - 0.6%
Aveva Group PLC	16,461	566,264
SAP AG	12,985	1,040,302

Total Software		1,606,566

TOTAL INFORMATION TECHNOLOGY		14,581,460

MATERIALS - 6.8%
Chemicals - 3.3%
Arkema	5,982	544,200
BASF SE	30,479	2,669,230

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	SHARES	VALUE
Chemicals - 3.3% (continued)
Daicel Corp.	170,000	$1,323,737
Johnson Matthey PLC	21,685	757,833
Mitsubishi Chemical Holdings Corp.	213,500	1,011,537
PTT Global Chemical PCL, NVDR	406,900	965,667
Syngenta AG	3,217	1,341,970
Yara International ASA	13,010	589,384

Total Chemicals		9,203,558

Construction Materials - 0.2%
James Hardie Industries PLC	55,491	578,323

Containers & Packaging - 0.3%
Amcor Ltd.	84,768	819,018

Metals & Mining - 3.0%
ArcelorMittal	32,646	420,565
BHP Billiton Ltd.	60,955	2,079,058
BHP Billiton PLC	55,567	1,616,859
JFE Holdings Inc.	48,100	922,298
Rio Tinto PLC	33,429	1,566,985
Sterlite Industries India Ltd., ADR	113,900	795,022
Voestalpine AG	30,291	930,138

Total Metals & Mining		8,330,925

TOTAL MATERIALS		18,931,824

TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 2.2%
Deutsche Telekom AG, Registered Shares	119,219	1,260,162
Nippon Telegraph & Telephone Corp.	31,600	1,376,321
Telecom Corp. of New Zealand Ltd.	309,013	605,010
Telefonica SA	39,457	530,563
Telenor ASA	48,600	1,062,572
Telstra Corp., Ltd.	263,576	1,237,644

Total Diversified Telecommunication Services		6,072,272

Wireless Telecommunication Services - 1.7%
America Movil SAB de CV, Series L Shares, ADR	45,000	943,200
MegaFon OAO, GDR	41,200	1,277,200	*
Rogers Communications Inc., Class B Shares	13,300	679,369
Vodafone Group PLC	673,386	1,909,247

Total Wireless Telecommunication Services		4,809,016

TOTAL TELECOMMUNICATION SERVICES		10,881,288

UTILITIES - 2.3%
Electric Utilities - 0.7%
Cheung Kong Infrastructure Holdings Ltd.	166,000	1,137,667
Enel SpA	229,834	750,085

Total Electric Utilities		1,887,752

Gas Utilities - 0.9%
Gas Natural SDG SA	56,342	997,386
Osaka Gas Co., Ltd.	355,000	1,549,955

Total Gas Utilities		2,547,341

Multi-Utilities - 0.7%
Centrica PLC	156,680	875,374
GDF Suez	58,635	1,128,923

Total Multi-Utilities		2,004,297

TOTAL UTILITIES		6,439,390

TOTAL COMMON STOCKS (Cost - $234,054,488)		268,324,904

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

SECURITY	SHARES	VALUE
PREFERRED STOCKS - 0.7%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.2%
Volkswagen AG	2,658	$528,110

Media - 0.3%
ProSiebenSat.1 Media AG	26,729	954,213

TOTAL CONSUMER DISCRETIONARY		1,482,323

FINANCIALS - 0.2%
Commercial Banks - 0.2%
Itau Unibanco Holding SA	31,700	564,584

TOTAL PREFERRED STOCKS (Cost - $1,743,253)		2,046,907

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $235,797,741)		270,371,811

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 2.1%
Repurchase Agreements - 2.1%
Interest in $925,000,000 joint tri-party repurchase agreement dated 3/28/13 with RBS Securities Inc.; Proceeds at maturity - $5,690,126; (Fully collateralized by various U.S. government agency obligations, 0.450% to 5.250% due 12/27/13 to 12/28/26; Market value - $5,803,817) (Cost - $5,690,000)	0.200%	4/1/13	$5,690,000	5,690,000

TOTAL INVESTMENTS - 99.3% (Cost - $241,487,741#)				276,061,811
Other Assets in Excess of Liabilities - 0.7%				2,040,665

TOTAL NET ASSETS - 100.0%				$278,102,476

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
ASA	— Allmennaksjeselskap (Public Limited Company)
CVA	— Certificaaten van aandelen (Share Certificates)
GDR	— Global Depositary Receipts
NVDR	— Non Voting Depositary Receipt

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST

Schedule of Investments (unaudited) (cont’d)	March 31, 2013

Summary of Investments by Country †

Japan	24.8%
United Kingdom	15.9
Germany	9.3
Switzerland	7.3
France	6.8
Australia	4.4
Netherlands	3.2
Spain	2.6
Hong Kong	2.5
Norway	2.4
Sweden	2.3
Canada	1.8
India	1.8
Denmark	1.5
Italy	1.3
China	1.3
Austria	1.2
Finland	1.2
Ireland	1.0
Belgium	1.0
Russia	0.8
Thailand	0.8
South Korea	0.7
Taiwan	0.4
Mexico	0.3
British Virgin Islands	0.3
Israel	0.3
New Zealand	0.2
Turkey	0.2
Brazil	0.2
Luxembourg	0.1
Short - Term Investments	2.1

100.0%

†	As a percentage of total investments. Please note that the fund holdings are as of March 31, 2013 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Batterymarch International Equity Trust (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$268,324,904	—	—	$268,324,904
Preferred stocks	2,046,907	—	—	2,046,907

Total long-term investments	$270,371,811	—	—	$270,371,811

Short-term investments†	—	$5,690,000	—	5,690,000

Total investments	$270,371,811	$5,690,000	—	$276,061,811

Other financial instruments:
Forward foreign currency contracts	—	$163,993	—	$163,993

Total	$270,371,811	$5,853,993	—	$276,225,804

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Forward foreign currency contracts	—	$219,515	—	$219,515

†	See Schedule of Investments for additional detailed categorizations.

For the period ended March 31, 2013, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 2 and Level 1 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At March 31, 2013, securities valued at $214,318,445 were transferred from Level 2 to Level 1 within the fair value hierarchy.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Schedule of Investments (unaudited) (continued)

(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of March 31, 2013, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $219,515. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(g) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$44,022,034
Gross unrealized depreciation	(9,447,964)

Net unrealized appreciation	$34,574,070

At March 31, 2013, the Fund had the following open forward foreign currency contracts:

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)
Contracts to Buy:
British Pound	State Street Bank & Trust Co.	3,025,000	$4,596,058	4/11/13	$23,710
Japanese Yen	State Street Bank & Trust Co.	631,669,000	6,710,726	4/11/13	19,416

					43,126

Notes to Schedule of Investments (unaudited) (continued)

FOREIGN CURRENCY	COUNTERPARTY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)
Contracts to Sell:
British Pound	State Street Bank & Trust Co.	3,025,000	4,596,058	4/11/13	(92,378)
Euro	State Street Bank & Trust Co.	6,023,000	7,721,139	4/11/13	120,867
Japanese Yen	State Street Bank & Trust Co.	631,669,000	6,710,726	4/11/13	(127,137)

					(98,648)

Net unrealized loss on open forward foreign currency contracts					$(55,522)

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2013.

	Forward Foreign Currency Contracts
Primary Underlying Risk	Unrealized Appreciation	Unrealized Depreciation	Total
Foreign Exchange Risk	$163,993	$(219,515)	$(55,522)

During the period ended March 31, 2013, the volume of derivative activity for the Fund was as follows:

Average market value
Forward foreign currency contracts (to buy)	$4,294,644
Forward foreign currency contracts (to sell)	11,848,916

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chairman and President

Date:	May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chairman and President

Date:	May 24, 2013

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 24, 2013